Property and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Chemomab Therapeutics Ltd [Member]
Depreciation expense	$ 21	$ 33	$ 70	$ 53	$ 67